DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.0%
Communication Services - 5.2%
Deutsche Telekom AG	26,605	$565,701
Scout24 AG, 144A	703	59,101
Telefonica Deutschland Holding AG	8,495	23,843
United Internet AG	776	33,544

(Cost $627,308)		682,189

Consumer Discretionary - 16.7%
adidas AG	1,520	539,230
Bayerische Motoren Werke AG	2,648	251,287
Continental AG*	878	117,997
Daimler AG	6,836	576,475
Delivery Hero SE, 144A*	1,295	187,464
HelloFresh SE*	1,313	141,514
Puma SE	844	102,446
Volkswagen AG	262	87,610
Zalando SE, 144A*	1,776	196,700

(Cost $1,844,928)		2,200,723

Consumer Staples - 1.3%
Beiersdorf AG	809	98,149
Henkel AG & Co. KGaA	828	74,498

(Cost $162,885)		172,647

Financials - 12.8%
Allianz SE	3,293	773,677
Commerzbank AG*	8,086	50,698
Deutsche Bank AG*(a)	16,452	204,514
Deutsche Boerse AG	1,513	261,004
Hannover Rueck SE	483	88,939
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,116	326,069

(Cost $1,723,816)		1,704,901

Health Care - 9.9%
Bayer AG	7,822	435,424
Carl Zeiss Meditec AG	321	70,915
Fresenius Medical Care AG & Co. KGaA	1,644	126,253
Fresenius SE & Co. KGaA	3,341	173,772
Merck KGaA	1,029	244,457
QIAGEN NV*	1,818	100,611
Siemens Healthineers AG, 144A	2,263	157,383

(Cost $1,858,461)		1,308,815

Industrials - 16.3%
Brenntag SE	1,231	124,187
Deutsche Lufthansa AG*	2,454	24,586
Deutsche Post AG	7,912	556,602
GEA Group AG	1,229	56,754
KION Group AG	580	62,060
Knorr-Bremse AG	579	69,494
MTU Aero Engines AG	429	98,446
Rational AG	41	46,891
Siemens AG	6,110	1,016,075
Siemens Energy AG*	3,186	92,467

(Cost $1,462,538)		2,147,562

Information Technology - 13.9%
Bechtle AG	642	46,407
Infineon Technologies AG	10,436	444,405
Nemetschek SE	468	45,876
SAP SE	8,330	1,253,653
TeamViewer AG, 144A*	1,289	42,935

(Cost $1,138,312)		1,833,276

Materials - 7.7%
BASF SE	7,313	565,754
Covestro AG, 144A	1,541	99,893
Evonik Industries AG	1,688	57,003
HeidelbergCement AG	1,186	103,067
LANXESS AG	673	49,061
Symrise AG	1,025	145,959

(Cost $1,128,559)		1,020,737

Real Estate - 4.7%
Aroundtown SA	7,888	60,409
Deutsche Wohnen SE	2,726	169,176
LEG Immobilien SE	579	92,294
Vonovia SE	4,374	295,209

(Cost $424,331)		617,088

Utilities - 3.5%
E.ON SE	17,882	236,014
RWE AG	5,117	199,927
Uniper SE	754	29,940

(Cost $437,251)		465,881

TOTAL COMMON STOCKS
(Cost $10,808,389)		12,153,819

PREFERRED STOCKS - 6.2%
Consumer Discretionary - 3.9%
Bayerische Motoren Werke AG	452	37,839
Porsche Automobil Holding SE	1,218	123,336
Volkswagen AG	1,476	350,824

(Cost $539,048)		511,999

Consumer Staples - 1.1%
Henkel AG & Co. KGaA
(Cost $168,144)	1,422	138,923

Health Care - 1.0%
Sartorius AG
(Cost $32,860)	209	137,701

Materials - 0.2%
FUCHS PETROLUB SE
(Cost $23,994)	554	28,036

TOTAL PREFERRED STOCKS (Cost $764,046)		816,659

EXCHANGE-TRADED FUNDS - 0.3%
iShares Currency Hedged MSCI Germany ETF
(Cost $32,806)	1,000	33,350

CASH EQUIVALENTS - 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $99,349)	99,349	99,349

TOTAL INVESTMENTS - 99.3%
(Cost $11,704,590)		$13,103,177
Other assets and liabilities, net - 0.7%		94,171

NET ASSETS - 100.0%		$13,197,348

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 1.5%
Financials — 1.5%
Deutsche Bank AG*(a)
272,537	5,472	(28,338)	(4,015)	(41,142)	—	—	16,452	204,514
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
28,434	—	(28,434)(d)	—	—	—	—	—	—
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
179,133	503,318	(583,102)	—	—	10	—	99,349	99,349

480,104	508,790	(639,874)	(4,015)	(41,142)	10	—	115,801	303,863

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2021, open futures contracts purchased were as follows:
Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
DAX Mini Futures	EUR	2	$184,662	$186,559	9/17/2021	$1,897

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

As of August 31, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Citigroup Global Markets	9/3/2021	EUR	69,000	USD	81,868	$391	$—
Citigroup Global Markets	9/3/2021	EUR	2,973,267	USD	3,527,722	16,810	—
JP Morgan & Chase Co.	9/3/2021	EUR	3,962,000	USD	4,700,766	22,332	—
RBC Capital Markets	9/3/2021	EUR	3,918,919	USD	4,649,707	22,145	—
Citigroup Global Markets	9/3/2021	USD	3,591,244	EUR	3,042,267	1,145	—
JP Morgan & Chase Co.	9/3/2021	USD	4,676,943	EUR	3,962,000	1,491	—
RBC Capital Markets	9/3/2021	USD	4,626,174	EUR	3,918,919	1,388	—
Citigroup Global Markets	10/5/2021	EUR	191,000	USD	225,608	—	(79)
Citigroup Global Markets	10/5/2021	EUR	3,042,267	USD	3,593,419	—	(1,356)
JP Morgan & Chase Co.	10/5/2021	EUR	3,962,000	USD	4,679,827	—	(1,714)
RBC Capital Markets	10/5/2021	EUR	3,918,919	USD	4,628,988	—	(1,649)

Total unrealized appreciation (depreciation)						$65,702	$(4,798)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2021.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$12,153,819	—	$—	$12,153,819
Preferred Stocks(g)	816,659	—	—	816,659
Exchange-Traded Funds	33,350	—	—	33,350
Short-Term Investments(g)	99,349	—	—	99,349
Derivatives(h)
Forward Foreign Currency Contracts	—	65,702	—	65,702
Futures Contracts	1,897	—	—	1,897

TOTAL	$13,105,074	$65,702	$—	$13,170,776

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(4,798)	$—	$(4,798)

TOTAL	$—	$(4,798)	$—	$(4,798)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.